Fair Value of Financial Instruments and Trading-Related Revenue (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following tables are the fair values of financial instruments not carried at fair value in our Consolidated Balance Sheet.

(Canadian $ in millions)		2021		2020
	Carrying value	Fair value (5)	Carrying value	Fair value (5)
Securities (1)

Amortized cost	49,970	49,810	48,466	49,009

Loans (1)
Residential mortgages	135,653	135,461	126,882	128,815
Consumer instalment and other personal	76,627	76,791	69,480	70,192
Credit cards	7,827	7,827	7,556	7,556
Business and government (2)	233,066	233,670	238,239	239,929
	453,173	453,749	442,157	446,492

Deposits (3)	662,827	663,558	640,961	643,156
Securitization and structured entities’ liabilities (4)	24,631	24,809	26,889	27,506
Subordinated debt	6,893	7,087	8,416	8,727

(1)	Carrying value is net of allowances for credit losses.
(2)	Excludes $5,022 million of loans classified as FVTPL ($5,306 million as at October 31, 2020) and $134 million of loans classified as FVOCI ($51 million as at October 31, 2020).
(3)	Excludes $22,665 million of structured note liabilities ($18,073 million as at October 31, 2020) and $139 million of metal deposits ($nil as at October 31, 2020) designated at FVTPL.
(4)	Excludes $855 million of securitization and structured entities’ liabilities classified at FVTPL ($nil as at October 31, 2020).
(5)
If financial instruments not carried at fair value were categorized based on the fair value hierarchy, all of these financial instruments would be categorized as Level 2, except for amortized cost securities, which would have $14,117 million categorized as Level 1 ($18,831 million as at October 31, 2020), and $35,693 million categorized as Level 2 ($30,178 million as at October 31, 2020).

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
T
he extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, business and government loans classified as FVTPL, and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	2021							2020
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	3,123	4,473	–	7,596	6,529	4,371	–	10,900
Canadian provincial and municipal governments	2,183	3,655	–	5,838	1,868	6,467	–	8,335
U.S. federal government	6,050	3,532	–	9,582	5,702	2,716	–	8,418
U.S. states, municipalities and agencies	–	458	–	458	16	487	–	503
Other governments	1,307	591	–	1,898	1,021	1,495	–	2,516
NHA MBS and U.S. agency MBS and CMO	–	13,379	675	14,054	7	11,487	803	12,297
Corporate debt	2,231	7,656	7	9,894	3,767	7,274	–	11,041
Trading loans	–	160	–	160	–	67	–	67
Corporate equity	54,931	–	–	54,931	43,757	–	–	43,757
	69,825	33,904	682	104,411	62,667	34,364	803	97,834
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	704	159	–	863	452	149	–	601
Canadian provincial and municipal governments	137	1,243	–	1,380	180	1,249	–	1,429
U.S. federal government	–	38	–	38	–	44	–	44
Other governments	–	92	–	92	–	94	–	94
NHA MBS and U.S. agency MBS and CMO	–	9	–	9	–	3	–	3
Corporate debt	160	7,544	–	7,704	70	7,827	–	7,897
Corporate equity	1,670	12	2,442	4,124	1,587	10	1,903	3,500
	2,671	9,097	2,442	14,210	2,289	9,376	1,903	13,568
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	9,138	3,927	–	13,065	20,765	1,685	–	22,450
Canadian provincial and municipal governments	1,438	1,549	–	2,987	2,604	2,143	–	4,747
U.S. federal government	18,873	2,153	–	21,026	14,852	2,842	–	17,694
U.S. states, municipalities and agencies	–	4,113	1	4,114	8	5,267	1	5,276
Other governments	2,803	3,699	–	6,502	3,643	3,738	–	7,381
NHA MBS and U.S. agency MBS and CMO	–	12,136	–	12,136	–	12,532	–	12,532
Corporate debt	812	2,349	–	3,161	792	2,442	–	3,234
Corporate equity	–	–	132	132	–	–	93	93
	33,064	29,926	133	63,123	42,664	30,649	94	73,407
Business and Government Loans	–	5,150	6	5,156	–	3,412	1,945	5,357
Other Assets (1)	4,392	85	–	4,477	6,117	117	–	6,234
Fair Value Liabilities
Securities sold but not yet purchased	17,424	14,649	–	32,073	19,740	9,636	–	29,376
Structured note liabilities (2)	–	22,665	–	22,665	–	18,073	–	18,073
Other liabilities (3)	1,106	2,125	–	3,231	789	1,285	–	2,074
	18,530	39,439	–	57,969	20,529	28,994	–	49,523
Derivative Assets
Interest rate contracts	6	8,066	–	8,072	13	14,916	–	14,929
Foreign exchange contracts	3	14,982	–	14,985	1	10,825	–	10,826
Commodity contracts	642	6,976	–	7,618	123	2,465	–	2,588
Equity contracts	1,381	4,657	–	6,038	750	7,711	–	8,461
Credit default swaps	–	–	–	–	–	11	–	11
	2,032	34,681	–	36,713	887	35,928	–	36,815
Derivative Liabilities
Interest rate contracts	6	6,773	–	6,779	22	10,871	–	10,893
Foreign exchange contracts	4	12,451	–	12,455	3	10,609	–	10,612
Commodity contracts	746	1,445	–	2,191	350	1,983	–	2,333
Equity contracts	1,581	7,802	–	9,383	456	6,067	–	6,523
Credit default swaps	–	5	2	7	–	10	4	14
	2,337	28,476	2	30,815	831	29,540	4	30,375

(1)	Other assets include precious metals, segregated fund assets in our insurance business and certain receivables measured at fair value.
(2)	These structured note liabilities included in deposits have been designated at FVTPL.
(3)
Other liabilities include investment contract and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated at FVTPL as well as certain securitization and structured entities’ liabilities measured at FVTPL.

Certain	comparative figures have been reclassified to conform with the current year’s presentation.

Significant Unobservable Inputs in Level 3 Instrument Valuations
The table below presents the fair values of our significant Level 3 financial instruments, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions, except as noted)							2021
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs		Range of input values (1)
						Low	High
Private equity (2)	Corporate equity	2,442	Net asset value EV/EBITDA	Net asset value Multiple		na 6x	na 19x
Loans (3)	Business and government loans	6	Discounted cash flows	Discount margin		40bps	40bps
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	675	Discounted cash flows	Prepayment rate		4%	47%
			Market Comparable	Comparability Adjustment	(4)	(5.56)	5.85

							2020
Private equity (2)	Corporate equity	1,903	Net asset value EV/EBITDA	Net asset value Multiple		na 5x	na 17x
Loans (3)	Business and government loans	1,945	Discounted cash flows	Discount margin		65bps	141bps
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	803	Discounted cash flows	Prepayment rate		6%	62%
			Market Comparable	Comparability Adjustment	(4)	(4.93)	5.74

(1)
The low and high input values represent the highest and lowest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $453 million of U.S. Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost ($487 million in 2020), which approximates fair value, and are held to meet regulatory requirements.

(3)	The impact of assuming a 10 basis point increase or decrease in discount margin for business and government loans is $nil ($3 million in 2020).
(4)	Range of input values represents price per security adjustment.
na	– not applicable

Summary of significant transfers between level 1 and level 2
The following table presents significant transfers between Level 1 and Level 2 for the years ended October 31, 2021 and October 31, 2020.

(Canadian $ in millions)		2021		2020
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	7,863	11,421	6,582	5,930
FVTPL Securities	871	902	667	334
FVOCI Securities	11,028	13,542	12,193	13,425
Securities sold but not yet purchased	7,764	5,950	7,781	3,871

Summary of Changes in Level 3 Instruments Carried At Fair Value
T
he tables below present a reconciliation of all changes in Level 3 financial instruments for the years ended October 31, 2021 and 2020, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 to Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 to Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the year ended October 31, 2021 (Canadian $ in millions)	Balance October 31, 2020	Included in earnings	Included in other compre hensive income (1)	Purchases/ Issuances	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2021	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	803	(222)	(56)	1,465	(1,253)	–	169	(231)	675	38
Corporate debt	–	–	–	10	(3)	–	–	–	7	–
Total trading securities	803	(222)	(56)	1,475	(1,256)	–	169	(231)	682	38
FVTPL Securities
Corporate equity	1,903	315	(92)	628	(276)	(4)	–	(32)	2,442	374
Total FVTPL securities	1,903	315	(92)	628	(276)	(4)	–	(32)	2,442	374
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate equity	93	–	26	13	–	–	–	–	132	na
Total FVOCI securities	94	–	26	13	–	–	–	–	133	na
Business and Government Loans	1,945	–	(150)	1,812	–	(1,302)	–	(2,299)	6	–
Other Liabilities	–	–	–	–	(13)	–	13	–	–	–
Derivative Liabilities
Credit default swaps	4	–	–	–	–	–	–	(2)	2	–
Total derivative liabilities	4	–	–	–	–	–	–	(2)	2	–

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds received on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on FVTPL securities still held on October 31, 2021 are included in earnings for the year.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
n
a – not applicable

		Change in fair value			Movements		Transfers
For the year ended October 31, 2020 (Canadian $ in millions)	Balance October 31, 2019	Included in earnings	Included in other compre hensive income (1)	Purchases/ Issuances	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2020	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	538	(351)	9	1,338	(715)	–	225	(241)	803	(232)
Corporate debt	7	10	(2)	50	(68)	–	3	–	–	(1)
Total trading securities	545	(341)	7	1,388	(783)	–	228	(241)	803	(233)
FVTPL Securities
Corporate equity	1,984	4	17	356	(459)	–	1	–	1,903	35
Total FVTPL securities	1,984	4	17	356	(459)	–	1	–	1,903	35
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate equity	81	–	1	11	–	–	–	–	93	na
Total FVOCI securities	82	–	1	11	–	–	–	–	94	na
Business and Government Loans	1,736	(3)	156	1,803	–	(1,747)	–	–	1,945	–
Other Liabilities	–	–	–	–	–	–	–	–	–	–
Derivative Liabilities
Credit default swaps	1	–	–	–	–	–	4	(1)	4	–
Total derivative liabilities	1	–	–	–	–	–	4	(1)	4	–

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds received on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on trading securities, derivative assets and derivative liabilities still held on October 31, 2020 are included in earnings for the year.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable

Summary Of Trading Revenue	Net interest income arises from interest and dividends related to trading assets and liabilities and is reported net of interest expense associated with funding these assets and liabilities in the following table.

(Canadian $ in millions)	2021	2020	2019
Interest rates	1,017	1,199	700
Foreign exchange	416	474	401
Equities	567	(32)	269
Commodities	147	271	145
Other	2	34	6
Total trading -related revenue	2,149	1,946	1,521
Reported as:
Net interest income	1,853	1,931	1,223
Non-interest revenue – trading revenues	296	15	298
Total trading -related revenue	2,149	1,946	1,521